Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional Amount	$ 290,021	$ 254,253
Estimated Fair Value Assets	16,200	7,777
Estimated Fair Value Liabilities	4,011	4,747
Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	79,733
Interest rate swaps [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	79,733	54,803
Estimated Fair Value Assets	8,241	2,654
Estimated Fair Value Liabilities	2,199	1,516
Interest rate floors [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	23,866
Interest rate floors [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	23,866	23,866
Estimated Fair Value Assets	1,246	630
Estimated Fair Value Liabilities	165	66
Interest rate caps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	49,665
Interest rate caps [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	49,665	35,412
Estimated Fair Value Assets	102	176
Estimated Fair Value Liabilities	0	1
Interest rate futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,965
Interest rate futures [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,965	9,385
Estimated Fair Value Assets	25	43
Estimated Fair Value Liabilities	19	17
Interest rate options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,988
Interest rate options [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,988	8,761
Estimated Fair Value Assets	896	144
Estimated Fair Value Liabilities	6	23
Interest rate forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,033
Interest rate forwards [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,033	10,374
Estimated Fair Value Assets	286	106
Estimated Fair Value Liabilities	91	135
Synthetic GICs [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	4,454
Synthetic GICs [Member] | Interest rate [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	4,454	4,397
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,461
Foreign currency swaps [Member] | Foreign currency [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,461	17,626
Estimated Fair Value Assets	1,172	1,616
Estimated Fair Value Liabilities	1,060	1,282
Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	10,149
Foreign currency forwards [Member] | Foreign currency [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	10,149	10,443
Estimated Fair Value Assets	200	119
Estimated Fair Value Liabilities	60	91
Currency futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	633
Currency futures [Member] | Foreign currency [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	633	493
Estimated Fair Value Assets	0	2
Estimated Fair Value Liabilities	0	0
Currency options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,321
Currency options [Member] | Foreign currency [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,321	5,426
Estimated Fair Value Assets	6	50
Estimated Fair Value Liabilities	0	0
Non-derivative hedging instruments [Member] | Foreign currency [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	0	169
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	185
Credit default swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	13,136
Credit default swaps [Member] | Credit [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	13,136	10,957
Estimated Fair Value Assets	326	173
Estimated Fair Value Liabilities	113	104
Credit forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	20
Credit forwards [Member] | Credit [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	20	90
Estimated Fair Value Assets	4	2
Estimated Fair Value Liabilities	0	3
Equity futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	7,053
Equity futures [Member] | Equity market [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	7,053	8,794
Estimated Fair Value Assets	26	21
Estimated Fair Value Liabilities	10	9
Equity Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	17,099
Equity Options [Member] | Equity market [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	17,099	33,688
Estimated Fair Value Assets	3,263	1,843
Estimated Fair Value Liabilities	179	1,197
Variance swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	18,801
Variance swaps [Member] | Equity market [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	18,801	18,022
Estimated Fair Value Assets	397	198
Estimated Fair Value Liabilities	75	118
Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,644
Total rate of return swaps [Member] | Equity market [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,644	1,547
Estimated Fair Value Assets	10	0
Estimated Fair Value Liabilities	$ 34	$ 0